Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Taxes [Line Items]
Unused tax losses	$ 114,700	$ 90,200
Description of expiry date of unused tax losses	The Canadian losses, if not utilized, will expire beginning 2024 through to 2038, the US losses, if not utilized, will expire beginning 2019 through 2038, and the Mexican losses, if not utilized, will expire beginning 2019 through to 2028.
Canada
Disclosure Of Income Taxes [Line Items]
Unused tax losses	$ 47,728	42,635
US
Disclosure Of Income Taxes [Line Items]
Unused tax losses	9,810
Mexico
Disclosure Of Income Taxes [Line Items]
Unused tax losses	$ 71,113	$ 55,977